UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21712

CLOUGH GLOBAL EQUITY FUND
(Exact name of registrant as specified in charter)

1625 Broadway, Suite 2200, Denver, Colorado		80202
(Address of principal executive offices)		(Zip code)

Erin Douglas Clough Global Equity Fund 1625 Broadway, Suite 2200 Denver, Colorado 80202
(Name and address of agent for service)

Registrant's telephone number, including area code:		(303) 623-2577

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2005

Item 1 – Schedule of Investments.

CLOUGH GLOBAL EQUITY FUND

STATEMENT OF INVESTMENTS

December 31, 2005 (Unaudited)

	SHARES	VALUE
COMMON STOCKS 115.76%
Consumer 1.36%
China Mobile HK Ltd.	35,000	$841,400
DSW Inc.-Class A*	97,100	2,545,962
Leapfrog Enterprises Inc.*	10,000	116,500
Station Casinos Inc.	9,500	644,100
Trustreet Properties Inc.	80,900	1,182,758
		5,330,720

ENERGY 32.57%
Coal 4.71%
ALPHA Natural Resources Inc.*	134,100	2,576,061
CONSOL Energy Inc.	37,800	2,463,804
Fording Canadian Coal Trust	75,900	2,623,863
KFX Inc.*	100,700	1,722,977
Massey Energy Company	90,900	3,442,383
Peabody Energy Corp.	24,800	2,044,016
Penn Virginia Resources Partners LP	32,700	1,817,139
Westmoreland Coal Company*	76,200	1,744,980
		18,435,223

Exploration & Production 12.26%
Amerada Hess Corp.	17,200	2,181,304
Anadarko Petroleum Corp.	36,500	3,458,375
BP PLC	61,900	3,975,218
Burlington Resources Inc.	42,400	3,654,880
Canadian Natural Resources Ltd.	48,500	2,406,570
Carrizo Oil and Gas Inc.*	20,400	504,084
Cheniere Energy Inc.*	25,000	930,500
Chesapeake Energy Corp.	208,000	6,599,840
Chevron Corp	30,000	1,703,100
Delta Petroleum Corp.*	88,500	1,926,645
EnCana Corp.	67,200	3,034,752
EOG Resources. Inc.	10,000	733,700
Gazprom ADR	23,300	1,670,610
Lukoil	50,000	3,011,250
Newfield Exploration*	20,000	1,001,400
Nexen Inc.	8,600	409,618
Parallel Petro Corp.*	59,000	1,003,590
PetroHawk Energy Corp.*	128,100	1,693,482
Petroquest Energy Inc.*	10,800	89,424
Range Resources Corp.	45,000	1,185,300
Southwestern Energy*	76,000	2,731,440
Suncor Energy Inc.	27,500	1,736,075
Western Gas Resources Inc.	51,000	2,401,590
		48,042,747

Oil Services & Drillers 15.60%
Atwood Oceanics Inc.*	11,700	912,951
BJ Services Company	85,000	3,116,950
Cal Dive International Inc.*	62,000	2,225,180
Diamond Offshore Drilling Inc.	62,900	4,375,324
ENSCO International Inc.	91,800	4,071,330
Global SantaFe Corp.	50,000	2,407,500
Grant Prideco Inc.*	71,400	3,150,168
Halliburton Company	62,900	3,897,284
Helmerich & Payne Inc.	11,000	681,010
Hercules Offshore Inc.*	36,710	1,042,931
Hornbeck Offshore Services Inc.*	70,000	2,289,000
Key Energy Services Inc.*	11,900	160,293
Nabors Industries Ltd.*	64,900	4,916,175
National - Oilwell Varco Inc.*	39,300	2,464,110
Noble Corp.	49,000	3,456,460
Oil States International Inc.*	10,000	316,800
Patterson Utility Energy Inc.	117,700	3,878,215
Rowan Cos Inc.	46,000	1,639,440
Schlumberger Ltd.	25,700	2,496,755
Superior Energy Services*	10,000	210,500
Tetra Technologies Inc.*	71,550	2,183,706

Tidewater Inc.	62,000	2,756,520
TODCO - Class A *	98,600	3,752,716
Transocean Inc.*	53,000	3,693,570
Trican Well Service Ltd.*	10,000	481,700
Veritas DGC Inc.*	15,000	532,350
		61,108,938
		127,586,908

FINANCE 18.94%
Banks 9.93%
77 Bank Ltd.	393,000	2,985,654
Banco Bradesco S.A.	5,600	163,240
Bank of Ireland	12,800	201,623
Bank of Kyoto Ltd.	205,000	2,476,895
Bank of Yokohama Ltd.	430,000	3,518,314
Brookline Bancorp, Inc.	62,500	885,625
Chiba Kogyo Bank Ltd.*	120,000	2,625,064
Fidelity Bankshares, Inc.	36,100	1,180,470
First Niagra Financial Group Inc.	10,000	144,700
Hokkoku Bank Ltd.	210,000	988,214
ICICI Bank Ltd.-Spon ADR	290,400	8,363,520
Joyo Bank Ltd.	598,000	3,559,403
Mellon Financial	7,000	239,750
Mizuho Financial Group Inc.	517	4,103,035
NewAlliance Bancshares, Inc.	89,800	1,305,692
Shizuoka Bank Ltd.	552,000	5,532,169
Towa Bank Ltd.	207,000	642,377
		38,915,745

Non-Bank Finance 9.01%
Aiful Corp.	12,100	1,010,556
Apollo Investment Corp.	271,100	4,860,823
Credit Saison Company Ltd.	69,600	3,475,869
Daiwa Securities Group Inc.	388,000	4,398,474
Fannie Mae	79,400	3,875,514
Freddie Mac	10,000	653,500
MCG Capital Corp.	160,000	2,334,400
Nikko Cordial Corp.	217,000	3,436,968
Nissin Company Ltd.	500,000	1,225,199
Nomura Holdings Inc - ADR	175,100	3,365,422
ORIX Corp.	9,500	2,420,511
Ottoman Fund Ltd.*	835,000	1,583,648
Waddell & Reed Financial Inc.-A	125,900	2,640,123
		35,281,007
		74,196,752

Healthcare 2.29%
Biosphere Medical Inc.*	121,100	980,910
Herbalife Ltd.*	16,000	520,320
Medtronic Inc.	14,000	805,980
Sepracor Inc.*	90,000	4,644,000
Stryker Corp.	7,000	311,010
Sugi Pharmacy Co.	15,100	720,816
Takeda Pharmaceutical Company, Ltd.	18,000	973,715
		8,956,751

Industrial 17.19%
American Science & Engineering Inc.*	55,000	3,430,350
Bowne & Company Inc.	80,000	1,187,200
Bridgestone Corp.	35,000	728,548
Bunge Ltd.	37,100	2,100,231
Chicago Bridge & Iron Company	18,000	453,780
Dresser-Rand Group Inc.*	77,005	1,861,981
Empresa Brasileira de Aeronautica S.A.	202,400	7,913,840
Fluor Corp.	16,000	1,236,160
Foster Wheeler Ltd.*	52,600	1,934,628
Georgia Gulf Corp.	92,000	2,798,640
Hexcel Corp.*	90,700	1,637,135
Input/Output Inc.*	17,300	121,619
Insituform Technologies-CL A*	80,700	1,563,159
Jacobs Engineering Group Inc.*	53,800	3,651,406
Kokuyo Company, Ltd.	224,500	3,327,336
Magal Security Systems Ltd.*	244,826	2,142,228
Maruichi Steel Tube Ltd.	40,000	868,238
Methanex Corp.	301,300	5,646,362
Nikon Corp.	83,000	1,309,674
Nisshinbo Industries Inc.	110,000	1,202,221
Noritz Corp.	54,000	893,285

Nova Chemicals Corp.	115,900	3,871,060
Primary Energy Recycling Corp.	233,400	1,887,277
Sasol LTD-Sponsored ADR.	87,200	3,107,808
Tata Motors Ltd.	13,500	193,995
Walter Industries Inc.	129,000	6,413,880
Washington Group International Inc.	10,000	529,700
Willbros Group Inc.*	157,900	2,280,076
		67,325,902

Insurance 10.99%
Allstate Corp	40,000	2,162,800
American International Group	57,300	3,909,579
Arch Capital Group Ltd.*	44,700	2,447,325
Axis Capital Holdings	30,000	938,400
Bristol West Holdings Inc.	140,600	2,675,618
CNA Financial Corp.*	39,000	1,276,470
Everest Re Group Ltd.	12,000	1,204,200
Hanover Insurance Group Inc.	30,600	1,278,162
Infinity Property & Casualty Corp.	44,000	1,637,240
IPC Holdings Ltd.	45,200	1,237,576
James River Group Inc.*	24,000	476,400
Marsh & McLennan Cos Inc.	262,700	8,343,352
Montpelier Re Holdings Ltd.	59,500	1,124,550
PartnerRe Ltd.	60,100	3,946,767
Platinum Underwriters Holdings	122,100	3,793,647
RenaissanceRe Holdings Ltd.	55,400	2,443,694
St. Paul Travelers Cos Inc.	62,000	2,769,540
Willis Group Holdings Ltd.	25,000	923,500
XL Capital Ltd. *	7,000	471,660
		43,060,480

Media 0.92%
Asahi Broadcasting Corp.	1,000	134,645
Canadian Satellite Radio-A*	76,700	970,544
eAccess Ltd.	3,500	2,477,955
		3,583,144
Metals & Mining 5.45%
APEX Silver Mines Ltd.*	99,100	1,575,690
Ivanhoe Mines Ltd.*	223,600	1,607,684
North American Palladium Ltd.*	14,000	118,300
Olin Corp.	232,200	4,569,696
Oregon Steel Mills Inc.*	212,000	6,237,040
Pan American Silver Corp.*	56,000	1,054,480
Phelps Dodge Corp.	30,000	4,316,100
Sherritt International Corp	70,000	608,172
Stillwater Mining Co.*	20,000	231,400
Western Silver Corp.*	92,600	1,042,676
		21,361,238

Real Estate 2.16%
Daiwa House Industry Company Ltd.	260,000	4,065,118
Goldcrest Company Ltd.	11,000	995,167
Mitsubishi Estate Company Ltd.	84,000	1,744,955
Mitsui Fudosan Company Ltd.	81,000	1,644,862
		8,450,102

Retail 4.44%
Daimaru Inc.	161,000	2,323,402
Fast Retailing Company Ltd.	42,500	4,154,867
Komeri Company Ltd.	33,400	1,435,798
Lion Corp.	155,000	992,242
Matsumotokiyoshi Co.	74,900	2,368,806
Mitsukoshi Ltd.	311,000	2,030,439
Toppan Forms Company Ltd.	153,600	2,212,705
Wacoal Holdings Corp.	30,000	406,478
Yamada Denki Co. Ltd.	11,700	1,464,236
		17,388,973

Technology 4.57%
Advanced Energy Industries Inc.*	74,800	884,884
Avnet Inc.*	40,000	957,600
Microsoft Corp.	67,700	1,770,355
News Corp - CL B	296,300	4,921,543

NTT DoCoMo Inc.	172,500	2,642,700
Oracle Corp.*	256,000	3,125,760
Radvision Ltd.*	119,600	1,983,291
Semitool Inc.*	150,000	1,632,000
		17,918,133

Transportation 5.93%
American Commercial Lines*	49,100	1,487,239
AMR Corp*	103,500	2,300,805
Central Japan Railway Company	48	459,895
East Japan Railway Company	150	1,031,457
Golar LNG, Ltd.*	85,300	1,130,225
JetBlue Airways Corp.*	241,650	3,716,577
Kamigumi Company Ltd.	220,000	1,953,027
Kirby Corp*	12,000	626,040
Lan Airlines SA-ADR	16,400	614,672
Tokyo Corp.	266,000	1,880,990
US Airways Group Inc.*	216,412	8,037,542
		23,238,469

Utilities 8.95%
AES Corp.*	55,200	873,816
Aquila Inc.*	50,000	180,000
British Energy Group PLC*	231,800	2,066,117
Dominion Resources Inc.	15,400	1,188,880
Duke Energy Corp.	96,500	2,648,925
Dynegy Inc.*	79,000	382,360
El Paso Corp.	171,300	2,083,008
Exelon Corp.	68,700	3,650,718
FPL Group	35,000	1,454,600
ITC Holdings Corp.	39,200	1,101,128
McDermott International Inc.*	42,900	1,913,769
NRG Energy Inc.*	30,000	1,413,600
PPL Corp.	48,000	1,411,200
Public Service Enterprise Group Inc.	107,000	6,951,790
Reliant Energy Inc.*	130,000	1,341,600
Sempra Energy	25,000	1,121,000
Southern Company	26,000	897,780
Southern Union Company*	82,845	1,957,627
TXU Corp.	16,000	803,040
Williams Cos., Inc.	70,000	1,621,900
		35,062,858

TOTAL COMMON STOCKS (Cost $394,734,943)		453,460,430

EXCHANGE TRADED FUNDS 9.58%
iShares

Dow Jones Select Dividend	70,000	4,288,200
MSCI Brazil	107,000	3,556,680
MSCI Canada	132,000	2,890,800
MSCI Emerging Markets	93,700	8,269,025
MSCI Hong Kong	590,200	7,448,324
MSCI Japan	180,000	2,430,000
MSCI Malaysia	323,600	2,206,952
MSCI Pacific	28,000	2,761,920
S&P Latin America 40	30,000	3,686,100

TOTAL EXCHANGE TRADED FUNDS (Cost $34,189,565)		37,538,001

PREFERRED STOCK 0.70%
XL Capital Ltd.	122,000	2,725,480

TOTAL PREFERRED STOCK (Cost $2,873,368)		2,725,480

CLOSED-END FUNDS 0.61%
India Fund Inc.	60,000	2,383,800

TOTAL CLOSED-END FUNDS (Cost $1,828,671)		2,383,800

MONEY MARKET MUTUAL FUNDS 0.14%
J.P. Morgan Prime Money Market Fund	548,964	548,964

TOTAL MONEY MARKET MUTUAL FUNDS (Cost $548,964)		548,964

DUE DATE	COUPON	PRINCIPAL AMOUNT	VALUE
CORPORATE BONDS AND NOTES 1.47%
Barclays Bank Plc.
3/22/2006	16.50%	$1,000,000	999,220
Barclays Bank Plc.
9/24/2007	17.00%	$2,000,000	2,005,274
J Ray Mcdermott
12/15/2013	11.50%	$2,325,000	2,755,125

TOTAL CORPORATE BONDS AND NOTES (Cost $5,735,139)			5,759,619

U.S. GOVERNMENT & AGENCY OBLIGATIONS 17.25%

United States Treasury Bond	5.375%	41,800,000	46,966,229
2/15/2031**
United States Treasury Note	3.875%	21,000,000	20,608,728
5/15/2010**

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $69,210,128)			67,574,957

PURCHASED PUT OPTIONS 0.29%

	EXPIRATION DATE	EXERCISE PRICE	NUMBER OF CONTRACTS	VALUE
AMEX Natural Gas Index	Mar-06	370	300	285,000
Energy Select Sector	Jan-06	54	300	114,000
Energy Select Sector	Jan-06	50	1500	153,750
Ishares Russell 2000	Jan-06	62	3000	30,000
Ishares Russell 2000	Jan-06	64	2200	66,000
Ishares Russell 2000	Jan-06	66	5000	400,000
Oil Service HOLDRS	Jan-06	115	1500	37,500
Oil Service HOLDRS	Jan-06	125	300	51,000

TOTAL PUT OPTIONS PURCHASED (Cost $5,270,598)				1,137,250

TOTAL INVESTMENTS (Cost $514,391,376)		145.80%		571,128,501
Liabilities in Excess of Other Assets		-45.80%		(179,397,299)
NET ASSETS		100.00%		$391,731,202

*Non-income producing security

**Security, or portion of security, is being held as collateral for short sales and written options.

ADR - American Depositary Receipt

SCHEDULE OF OPTIONS WRITTEN

NAME	EXPIRATION DATE	EXERCISE PRICE	NUMBER OF CONTRACTS	VALUE

Energy Select Sector	Jan-06	45	(600)	$(6,000)
Energy Select Sector	Jan-06	43	(1500)	(3,750)
Ishares Rusell 2000	Jan-06	56	(3700))	(9,250)
Ishares Rusell 2000	Jan-06	58	(1500)	(7,500)
Ishares Rusell 2000	Jan-06	59	(4000)	(20,000)
Ishares Rusell 2000	Jan-06	59	(1000)	(5,000)
Oil Service HOLDRS	Jan-06	140	(300)	(9,000)
Oil Service HOLDRS	Jan-06	110	(300)	(3,000)
Oil Service HOLDRS	Jan-06	95	(1500)	(3,750)

TOTAL PUT OPTIONS WRITTEN (Premiums Received $1,340,792)				(67,250)

SCHEDULE OF SECURITIES SOLD SHORT

NAME	SHARES	VALUE
Amazon.Com Inc.*	(85,700)	(4,040,755)
Carmax Inc.*	(127,400)	(3,526,432)
CDW Corp	(10,000)	(575,700)
Comerica Inc.	(20,200)	(1,146,552)
Countrywide Financial	(45,700)	(1,562,483)
Dana Corp.	(20,000)	(143,600)
Dillard’s Inc.	(83,000)	(2,060,060)
Energy Select Sector	(200,000)	(10,062,000)
Factset Research Systems Inc.	(50,300)	(2,070,348)
Fastenal Company	(54,800)	(2,147,612)
Ford Motor Company	(29,100)	(224,652)
Frontline Limited	(32,400)	(1,228,608)
Harley-Davidson Inc	(36,600)	(1,884,534)
HNI Corp.	(15,000)	(823,950)
IndyMac Bancorp Inc.	(25,000)	(975,500)
iShares MSCI Japan	(890,000)	(12,015,000)
Jefferies Group Inc.	(13,000)	(584,740)
LandAmerica Financial	(35,100)	(2,190,240)
Longs Drug Stores Company	(58,500)	(2,128,815)
MicroStrategy Inc.*	(7,000)	(579,180)
Polaris Industries Inc.	(48,500)	(2,434,700)
Posco-ADR	(53,700)	(2,658,687)
Retail Holdings Trust	(125,200)	(11,957,852)
Safeway Inc.	(15,100)	(357,266)
Sears Holding Corp.*	(7,900)	(912,687)
Timken Co.	(96,100)	(3,077,122)
Toro Company	(25,200)	(1,103,004)
Wellsfargo & Company	(67,700)	(4,253,591)
Winnebago Industries	(20,100)	(668,928)

TOTAL SECURITIES SOLD SHORT (Proceeds $75,364,642)		$(77,394,598)

Income Tax Information:
Net unrealized appreciation/depreciation of investments based on federal tax costs were as follows:
As of December 31, 2005
Gross appreciation (excess of value over tax cost)		$65,296,745
Gross depreciation (excess of tax cost over value)		(10,576,800)
Net unrealized appreciation		$58,754,305
Cost of investments for income tax purposes		$516,408,556

See Notes to Quarterly Statement of Investments

Notes to Quarterly Statement of Investments

1. SIGNIFICANT ACCOUNTING AND OPERATING POLICIES

Clough Global Equity Fund is a closed-end management investment company (the “Fund”) that was organized under the laws of the state of Delaware by an Agreement and Declaration of Trust dated January 25, 2005. The Fund is a non-diversified series with an investment objective to provide a high level of total return. The Declaration of Trust provides that the Trustees may authorize separate classes of shares of beneficial interest.

Security Valuation: The net asset value per Share of the Fund is determined no less frequently than daily, on each day that the American Stock Exchange (the “Exchange”) is open for trading, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). Trading may take place in foreign issues held by the Fund at times when the Fund is not open for business. As a result, the Fund’s net asset value may change at times when it is not possible to purchase or sell shares of the Fund. Securities held by the fund for which exchange quotations are readily available are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean of the bid and asked prices on such day. Over-the-counter securities traded on NASDAQ are valued based upon the closing price. Debt securities for which the over-the-counter market is the primary market are normally valued on the basis of prices furnished by one or pricing services at the mean between the latest available bid and asked prices. As authorized by the Trustees, debt securities (other than short-term obligations) may be valued on the basis of valuations furnished by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of securities. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates value, unless the Trustees determine that under particular circumstances such method does not result in fair value. Over-the-counter options are valued at the mean between bid and asked prices provided by dealers. Financial futures contracts listed on commodity exchanges and exchange-traded options are valued at closing settlement prices. Securities for which there is no such quotation or valuation and all other assets are valued at fair value in good faith by or at the direction of the Trustees.

Foreign Securities: The Fund may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

Options: The Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option among others, is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written and purchased options are non- income producing securities.

Short Sales: The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.

Securities Transactions and Investment Income: Investment security transactions are accounted for as of trade date. Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the highest cost basis for both financial reporting and income tax purposes.

Item 2 - Controls and Procedures.

(a)           The registrant’s  Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)           There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CLOUGH GLOBAL EQUITY FUND

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive officer)

Date:	March 1, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive officer)

Date:	March 1, 2006

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer (principal financial officer)

Date:	March 1, 2006

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